Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury share reserve	Capital reserve	Retained earnings reserve	Other comprehensive income (loss)
Equity at beginning of the period at Dec. 31, 2022	$ 250,680	$ 7	$ 174,646	$ 0	$ 39,314	$ 42,051	$ (5,338)
Comprehensive income for the year
Profit for the year	26,363	0	0	0	0	26,363	0
Foreign operations - foreign currency translation differences	10,725	0	0	0	0	0	10,725
Cash flow hedges – net of taxes	2,658	0	0	0	0	0	2,658
Total comprehensive income (loss) for the year	39,746	0	0	0	0	26,363	13,383
Contributions, distribution and constitution of reserves
Treasury shares acquired	(8,853)	0	0	(8,853)	0	0	0
Equity settled share-based payment	9,595	0	0	0	9,595	0	0
Restricted stock units settled	92	0	3,250	1,038	(4,196)	0	0
Share options exercised	243	0	0	0	243	0	0
Issuance of shares as consideration	0	0	3,196	7,815	(11,011)	0	0
Total contributions and distribution and constitution of reserves	1,077	0	6,446	0	(5,369)	0	0
Equity at end of the period at Dec. 31, 2023	291,503	7	181,092	0	33,945	68,414	8,045
Comprehensive income for the year
Profit for the year	29,494	0	0	0	0	29,494	0
Foreign operations - foreign currency translation differences	(28,807)	0	0	0	0	0	(28,807)
Cash flow hedges – net of taxes	(3,564)	0	0	0	0	0	(3,564)
Total comprehensive income (loss) for the year	(2,877)	0	0	0	0	29,494	(32,371)
Contributions, distribution and constitution of reserves
Treasury shares acquired	(14,098)	0	0	(14,098)	0	0	0
Treasury shares reissued	0	0	4,744	5,825	(10,569)	0	0
Equity settled share-based payment	4,739	0	0	0	4,739	0	0
Restricted stock units settled	0	0	717	1,283	(2,000)	0	0
Share options exercised	814	0	(188)	458	544	0	0
Incentive stock options exercised	43	0	(32)	75	0	0	0
Total contributions and distribution and constitution of reserves	(8,502)	0	5,241	(6,457)	(7,286)	0	0
Equity at end of the period at Dec. 31, 2024	280,124	7	186,333	(6,457)	26,659	97,908	(24,326)
Comprehensive income for the year
Profit for the year	40,620	0	0	0	0	40,620	0
Foreign operations - foreign currency translation differences	15,408	0	0	0	0	0	15,408
Cash flow hedges – net of taxes	2,761	0	0	0	0	0	2,761
Total comprehensive income (loss) for the year	58,789	0	0	0	0	40,620	18,169
Contributions, distribution and constitution of reserves
Treasury shares acquired	(35,527)	0	0	(35,527)	0	0	0
Treasury shares reissued	0	0	300	5,227	(5,527)	0	0
Reissue of common shares	0	0	(641)	641	0	0	0
Equity settled share-based payment	3,956	0	(6)	0	3,962	0	0
Restricted stock units settled	3	0	(92)	1,988	(1,893)	0	0
Share options exercised	1,459	0	(2,366)	3,825	0	0	0
Incentive stock options exercised	133	0	(108)	241	0	0	0
Restricted options matching settled	0	0	(25)	46	(21)	0	0
Total contributions and distribution and constitution of reserves	(29,976)	0	(2,938)	(23,559)	(3,479)	0	0
Equity at end of the period at Dec. 31, 2025	$ 308,937	$ 7	$ 183,395	$ (30,016)	$ 23,180	$ 138,528	$ (6,157)